Note 3 - Balance Sheet Components - Schedule of Accrued Expenses (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Accrued license fees (current portion)	$ 0	$ 2,000,000
Payroll-related liabilities	114,337	550,810
Other accrued expenses	602,594	449,402
Total accrued expenses	$ 716,931	$ 3,000,212